COMPENSATION OF KEY MANAGEMENT PERSONNEL - Compensation Of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related party transactions [abstract]
Salaries and other short-term employee benefits	$ 12.5	$ 6.6
Post-employment benefits – defined benefit plans	2.0	3.8
Costs related to the CEO's terms of departure	6.3	0.0
Termination benefits	5.0	2.1
Share-based payments expense	22.2	4.4
Key management personnel compensation	$ 48.0	$ 16.9